Pension and Other Postretirement Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Summary of accumulated other comprehensive income (loss)
Net actuarial loss (gain)	$ 480.2	$ 355.1
Prior service cost (credit)	1.8	2.2
Net transition obligation	0	0
Net amount recognized in AOCI	482.0	357.3
Int'l [Member]
Summary of accumulated other comprehensive income (loss)
Net actuarial loss (gain)	(0.1)	(0.7)
Prior service cost (credit)	3.3	3.8
Net transition obligation	118.4	104.2
Net amount recognized in AOCI	121.6	107.3
U.S. Postretirement Health Benefits [Member]
Summary of accumulated other comprehensive income (loss)
Net actuarial loss (gain)	31.0	25.8
Prior service cost (credit)	(48.2)	(16.5)
Net transition obligation	0	0
Net amount recognized in AOCI	$ (17.2)	$ 9.3